8. INTANGIBLE ASSETS (Tables)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets Tables
Schedule of Intangible Assets
	2014	2013
SUGARDOWN® technology and patent applications	$900,000	$900,000
Less accumulated amortization	(267,857)	(203,571)
Intangible assets, net	$632,143	$696,429

	2013	2012
SUGARDOWN® technology and provisional patents	$900,000	$900,000
Less accumulated amortization	(203,571)	(139,286)
Intangible assets, net	$696,429	$760,714

Schedule of future amortization expense
Fiscal year
2015	$64,286
2016	64,286
2017	64,286
2018	64,286
2019	64,286
Thereafter	310,713
$632,143

Fiscal year
2014	$64,286
2015	64,286
2016	64,286
2017	64,286
2018	64,286
Thereafter	374,999
$696,429